UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Acharne Capital Management LLC
Address:  360 Madison Avenue, 21St. Floor
          New York, NY 10017

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Wong
Title:     CFO
Phone:     212-916-3010
Signature, Place and Date of Signing:

    Robert Wong  October 28, 2003


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    49975

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MICRO DEVIC ES INC US COMMON STOCK     007903107     2171   195400 SH       SOLE     01          195400        0        0
D AU OPTRONICS CORP Sponsored Ad ADRS STOCKS      002255107      416    32600 SH       SOLE     01           32600        0        0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     2290    35900 SH       SOLE     01           35900        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370JN     4153    65100 SH  CALL SOLE     01           65100        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370KN     1940    30400 SH  CALL SOLE     01           30400        0        0
D BOSTON SCIENTIFIC CORP         OPTIONS - CALLS  1011370KP     1933    30300 SH  CALL SOLE     01           30300        0        0
D FREDDIE MAC USD0.21 COM        OPTIONS - PUTS   3134000VI     4104    78400 SH  PUT  SOLE     01           78400        0        0
D I-SHARES 20+ YEAR TREASURY IND OPTIONS - CALLS  464287MJG     2691    30500 SH  CALL SOLE     01           30500        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205      812    66700 SH       SOLE     01           66700        0        0
D PLACER DOME INC CAD COM NPV    COMMON STOCK     725906101      336    24400 SH       SOLE     01           24400        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360MG     1493    43400 SH  PUT  SOLE     01           43400        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360MY     6003   174500 SH  PUT  SOLE     01          174500        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360VZ     9133   265500 SH  PUT  SOLE     01          265500        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360WF     8008   232800 SH  PUT  SOLE     01          232800        0        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   8166360WZ     3787   110100 SH  PUT  SOLE     01          110100        0        0
D SEMTECH CORPORATION COM        COMMON STOCK     816850101      237    12800 SH       SOLE     01           12800        0        0
D TRIDENT MICROSYSTEMS INC COM   COMMON STOCK     895919108      468    35700 SH       SOLE     01           35700        0        0
S REPORT SUMMARY                 17 DATA RECORDS               49975        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED